(18) BORROWINGS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		R$ 11,435,958	R$ 10,992,057
Borrowings raised		1,572,567	5,048,475
Repayments of principal		(2,956,361)	(5,325,119)
Interests, restatements and mark to market		708,630	581,980
Exchange rate variations		157,174	772,610
Interests paid		(554,672)	(634,044)
Borrowings, ending		11,435,958	11,435,958
Current		2,776,193	2,446,113	R$ 3,589,607
Noncurrent		7,587,102	8,989,846	R$ 7,402,450
Borrowing Costs [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning	[1]	(57,193)	(31,816)
Borrowings raised	[1]	(8,747)	(35,984)
Repayments of principal	[1]
Interests, restatements and mark to market	[1]	8,256	10,607
Exchange rate variations	[1]
Interests paid
Borrowings, ending	[1]	(57,684)	(57,193)
Measured At Amortized Cost [Member] | Local Currency [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		5,861,896	6,165,427
Borrowings raised		855,000	1,538,079
Repayments of principal		(1,366,572)	(1,819,438)
Interests, restatements and mark to market		458,066	442,442
Exchange rate variations
Interests paid		(396,462)	(464,613)
Borrowings, ending		5,411,928	5,861,896
Measured At Amortized Cost [Member] | Local Currency [Member] | Fixed Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		892,776	900,257
Borrowings raised			166,404
Repayments of principal		(177,669)	(173,528)
Interests, restatements and mark to market		48,661	53,283
Exchange rate variations
Interests paid		(52,370)	(53,641)
Borrowings, ending		711,398	892,776
Measured At Amortized Cost [Member] | Local Currency [Member] | Others [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		66,403	74,740
Borrowings raised			32,418
Repayments of principal		(26,354)	(45,807)
Interests, restatements and mark to market		2,209	6,477
Exchange rate variations
Interests paid		(2,482)	(1,426)
Borrowings, ending		39,777	66,403
Measured At Amortized Cost [Member] | Local Currency [Member] | TJLP And TLP [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		4,348,289	3,449,468
Borrowings raised			1,315,898
Repayments of principal			(442,504)
Interests, restatements and mark to market			288,171
Exchange rate variations
Interests paid			(262,744)
Borrowings, ending			4,348,289
Measured At Amortized Cost [Member] | Local Currency [Member] | SELIC [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		114,117	140,099
Borrowings raised
Repayments of principal		(36,830)	(33,875)
Interests, restatements and mark to market		8,441	11,251
Exchange rate variations
Interests paid		(2,655)	(3,358)
Borrowings, ending		83,073	114,117
Measured At Amortized Cost [Member] | Local Currency [Member] | CDI [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		386,272	1,541,278
Borrowings raised		476,000	23,359
Repayments of principal		(679,021)	(1,112,713)
Interests, restatements and mark to market		46,756	72,957
Exchange rate variations
Interests paid		(49,995)	(138,609)
Borrowings, ending		180,012	386,272
Measured At Amortized Cost [Member] | Local Currency [Member] | IGPM [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		51,889	57,291
Borrowings raised
Repayments of principal		(11,142)	(10,511)
Interests, restatements and mark to market		5,935	9,788
Exchange rate variations
Interests paid		(4,077)	(4,679)
Borrowings, ending		42,605	51,889
Measured At Amortized Cost [Member] | Local Currency [Member] | UMBNDES [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		2,152	2,293
Borrowings raised
Repayments of principal		(540)	(500)
Interests, restatements and mark to market		213	515
Exchange rate variations
Interests paid		(131)	(156)
Borrowings, ending		1,694	2,152
Measured At Amortized Cost [Member] | Local Currency [Member] | TJLP [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		3,158,119
Borrowings raised
Repayments of principal		(435,016)
Interests, restatements and mark to market		243,332
Exchange rate variations
Interests paid		(222,102)
Borrowings, ending		2,744,332	3,158,119
Measured At Amortized Cost [Member] | Local Currency [Member] | TLP (IPCA) [Member] | Floating Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		1,190,169
Borrowings raised		379,000
Repayments of principal
Interests, restatements and mark to market		102,519
Exchange rate variations
Interests paid		(62,650)
Borrowings, ending		1,609,038	1,190,169
At Fair Value [member] | Foreign Currency [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		5,631,255	4,858,446
Borrowings raised		726,314	3,546,380
Repayments of principal		(1,589,789)	(3,505,681)
Interests, restatements and mark to market		242,308	128,932
Exchange rate variations		157,174	772,610
Interests paid		(158,210)	(169,431)
Borrowings, ending		5,009,052	5,631,255
At Fair Value [member] | Foreign Currency [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		4,855,108	4,698,184
Borrowings raised		726,314	2,666,880
Repayments of principal		(1,542,785)	(3,289,857)
Interests, restatements and mark to market		148,189	170,383
Exchange rate variations		142,957	774,483
Interests paid		(151,366)	(164,965)
Borrowings, ending		4,178,417	4,855,108
At Fair Value [member] | Foreign Currency [Member] | Euro [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		879,499	218,814
Borrowings raised			879,500
Repayments of principal		(47,004)	(215,824)
Interests, restatements and mark to market		6,824	3,348
Exchange rate variations		14,217	(1,873)
Interests paid		(6,844)	(4,466)
Borrowings, ending		846,692	879,499
At Fair Value [member] | Foreign Currency [Member] | Fair Value Adjustment [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, beginning		(103,351)	(58,552)
Borrowings raised
Repayments of principal
Interests, restatements and mark to market		87,295	(44,799)
Exchange rate variations
Interests paid
Borrowings, ending		R$ (16,056)	R$ (103,351)

[1]	In accordance with IFRS 9, this refers to the fundraising costs attributable to issuance of the respective debts.